Provision for contingencies and judicial deposits (Tables)	12 Months Ended
Dec. 31, 2022
Provision for contingencies and judicial deposits
Summary of liabilities, and corresponding judicial deposits, related to contingencies

	December 31, 2022		December 31, 2021
	Judicial	Provision for	Judicial	Provision for
	deposits	contingencies	deposits	contingencies
Probable contingencies:
Labor and social security contingencies	826	607	147	181
	826	607	147	181

Summary of changes in provision for contingencies

Consolidated
(=) Balance at January 1st, 2021 (combined)	546
(+) Provisions made during the year	63
(-) Provisions reversed during the year	(26)
(-) Provisions used during the year	(402)
(=) Balance at December 31, 2021 (consolidated)	181
(+) Provisions made during the year	518
(-) Provisions used during the year	(92)
(=) Balance at December 31, 2022 (consolidated)	607